Consolidated Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series E Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Subscription Receivable	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Total
Balance at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	$ 77,505,013	$ (40,000)	$ (71,928,922)		$ (37,234)	$ 5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 388		9,446,687					9,447,075
Stock based compensation (in Shares)		388,411
Shares issued for prepaid services		$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)		50,000
Shares issued to settle vendor liabilities		$ 295		791,091					791,386
Shares issued to settle vendor liabilities (in Shares)		294,895
Common stock issued upon conversion of notes payable		$ 1,129		5,155,865					5,156,994
Common stock issued upon conversion of notes payable (in Shares)		1,128,999
Exercise of warrants to stock		$ 2,251		9,484,972					9,487,223
Exercise of warrants to stock (in Shares)		2,250,691
Cash received for common stock and warrants		$ 1,687		5,665,263					5,666,950
Cash received for common stock and warrants (in Shares)		1,687,500
Cash received for preferred series E and warrants				(4,225)	40,000				35,775
Cash received for preferred series E and warrants (in Shares)	40
Conversion of preferred series E to stock	$ (8)	$ 1,766		(1,758)
Conversion of preferred series E to stock (in Shares)	(7,278)	1,766,449
Stock warrants issued with note payable				1,665,682					1,665,682
Shares issued for acquisition		$ 388		1,217,828			1,967,446		3,185,662
Shares issued for acquisition (in Shares)		387,847
Foreign currency translation adjustments								(41,038)	(41,038)
Dividends				410,750		(410,750)
Net loss						(37,292,902)	(86,251)		(37,379,153)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618		(109,632,574)	1,881,195	(78,272)	3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 444		4,086,960					4,087,404
Stock based compensation (in Shares)		444,162
Shares issued for prepaid services		$ 150		141,000					141,150
Shares issued for prepaid services (in Shares)		150,000
Shares issued to settle vendor liabilities		$ 307		410,192					410,499
Shares issued to settle vendor liabilities (in Shares)		307,342
Common stock issued upon conversion of notes payable		$ 4,366		1,056,722					1,061,088
Common stock issued upon conversion of notes payable (in Shares)		4,365,914
Exercise of warrants to stock		$ 9,173		1,772,774					1,781,947
Exercise of warrants to stock (in Shares)		9,172,772
Cash received for common stock and warrants		$ 7,046		5,715,254					5,722,300
Cash received for common stock and warrants (in Shares)		7,046,314
Conversion of preferred series E to stock		$ 12		(12)
Conversion of preferred series E to stock (in Shares)	(50)	12,136
Shares issued for in process research and development		$ 58		40,937					40,995
Shares issued for in process research and development (in Shares)		57,576
BCF issued with note payable				2,008,227					2,008,227
Purchase of treasury stock			$ (16,050)						(16,050)
Purchase of treasury stock (in Shares)			(87,716)
Stock issued with note payable		$ 815		409,130					409,945
Stock issued with note payable (in Shares)		815,000
Sale of minority interest in OG Collection INC							750,000		750,000
Stock warrants issued with note payable				3,149,270					3,149,270
Foreign currency translation adjustments								(61,911)	(61,911)
Dividends				4,216,528		(4,216,528)
Net loss						(32,293,271)	(3,383,044)		(35,676,315)
Balance at Dec. 31, 2022		$ 39,062	$ (78,456)	$ 134,570,600		$ (146,142,373)	$ (751,849)	$ (140,183)	$ (12,503,199)
Balance (in Shares) at Dec. 31, 2022	450	39,062,386	(93,373)